30. SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD CAD in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information
Cash		CAD 388,372	CAD 457,686	CAD 476,700
Short-term investments	[1]	90,673	324,720	214,026
Cash and cash equivalents		CAD 479,045	CAD 782,406	CAD 690,726	CAD 497,356

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.